EVENT AFTER THE REPORTING PERIOD (DETAILS TEXTUAL) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
May 31, 2013
Subsequent Event [Member]
Proceeds From Collection Of Long-Term Loans To Related Parties	$ 110